SEGMENT INFORMATION (Details)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
IfrsStatementLineItems [Line Items]
Revenue	$ 7,956	$ 62,059	$ 53,757	$ 32,848
Cost of revenue		44,453,000	31,887,000	12,493,000
Other income			26	1
Administrative expenses		2,959	6,047	4,973
Finance costs	27	207	283	639
Profit/(loss) before tax	$ 1,586	12,367	13,289	11,296
Other gains and losses		9,721
Security Related Service [Member]
IfrsStatementLineItems [Line Items]
Revenue		14,678	20,884	19,560
Cost of revenue		(1,509)	(1,947)	(2,585)
Other income		1,096	167	1
Impairment loss on trade and other receivables, net of reversal		(3,492)	21,755	(830)
Administrative expenses		(1,617)	(2,810)	(5,278)
Finance costs		155	142	243
Profit/(loss) before tax		9,311	38,191	11,111
Total assets		44,017	144,622
Total liabilities		(6,832)	(65,445)
Other gains and losses
Tradingoftimepieces [Member]
IfrsStatementLineItems [Line Items]
Revenue		47,381	32,873	13,288
Cost of revenue		(44,453)	(31,887)	(12,493)
Other income			332
Impairment loss on trade and other receivables, net of reversal		(6,749)	(22,085)	(33)
Administrative expenses		(1,960)	(787)	(73)
Finance costs		268	194	86
Profit/(loss) before tax		(5,513)	(21,360)	775
Total assets		30,597	48,138
Total liabilities		(4,669)	(71,939)
Other gains and losses
Corporates [Member]
IfrsStatementLineItems [Line Items]
Revenue
Cost of revenue
Other income			25	2,000
Impairment loss on trade and other receivables, net of reversal		(44)
Administrative expenses		(478)	(2,948)	(1,622)
Finance costs		(630)	(619)	(968)
Profit/(loss) before tax		8,569	(3,542)	(590)
Total assets		67,212	47,642
Total liabilities		(1,098)	(18,495)
Other gains and losses		9,721
Eliminations [Member]
IfrsStatementLineItems [Line Items]
Revenue
Cost of revenue
Other income		(1,096)	(498)	(2,000)
Impairment loss on trade and other receivables, net of reversal
Administrative expenses		1,096	498	2,000
Finance costs
Profit/(loss) before tax
Total assets		(42,806)	(128,122)
Total liabilities			82,102
Other gains and losses
Total [Member]
IfrsStatementLineItems [Line Items]
Revenue		62,059	53,757	32,848
Cost of revenue		(45,962)	(33,834)	(15,078)
Other income			26	1
Impairment loss on trade and other receivables, net of reversal		(10,285)	(330)	(863)
Administrative expenses		(2,959)	(6,047)	(4,973)
Finance costs		(207)	(283)	(639)
Profit/(loss) before tax		12,367	13,289	$ 11,296
Total assets		99,020	112,280
Total liabilities		12,599	$ (73,777)
Other gains and losses		$ 9,721